Offerings - Offering: 1	Dec. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.780% Notes due 2035
Amount Registered	2,191,082,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,191,082,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 335,454.65
Offering Note
(1)
Estimated
solely
for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended, based on the outstanding aggregate principal amount of our unregistered 4.780% Notes due 2035 to be exchanged for our 4.780% Notes due 2035 registered hereunder.